Shareholders' capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
Number of common shares

	2023	2022
Common shares, beginning of year	683,614,803	671,960,276
Public offering	—	2,861,709
Dividend reinvestment plan	4,370,289	7,676,666
Exercise of share-based awards (c)	1,284,532	1,115,398
Conversion of convertible debentures	1,415	754
Common shares, end of year	689,271,039	683,614,803
13.Shareholders’ capital (continued)
(a)    Common shares (continued)
Authorized
AQN is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the board of directors of AQN (the “Board”); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of AQN to receive pro rata the remaining property and assets of AQN, subject to the rights of any shares having priority over the common shares.
The Company has a shareholders’ rights plan (the “Rights Plan”), which expires in 2025. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then-current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
(i)At-the-market equity program
On August 15, 2022, AQN re-established its at-the-market equity program (“ATM Program”) that allowed the Company to issue up to $500,000 (or the equivalent in Canadian dollars) of common shares from treasury to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange (“NYSE”) or any other existing trading market for the common shares of the Company in Canada or the United States.
During the year ended December 31, 2023, the Company did not issue any common shares under its ATM Program. The ATM Program terminated in accordance with its terms on December 19, 2023.
The Company has issued, since the inception of its initial ATM Program in 2019, a cumulative total of 36,814,536 common shares at an average price of $15.00 per share for gross proceeds of $551,086 ($544,295 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM program, were $4,843.
(ii)Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which, when the plan is active, provides an opportunity for holders of AQN’s common shares who reside in Canada, the United States, or, subject to AQN’s consent, other jurisdictions, to reinvest the cash dividends paid on their common shares in additional common shares which, at AQN’s election, are either purchased on the open market or newly issued from treasury. Effective March 3, 2022, common shares purchased under the plan were issued at a 3% discount (previously at 5%) to the prevailing market price (as determined in accordance with the terms of the plan). Effective March 16, 2023, AQN suspended the dividend reinvestment plan. Effective for the first quarter 2023 dividend (paid on April 14, 2023 to shareholders of record on March 31, 2023), shareholders participating in the dividend reinvestment plan began receiving cash dividends. If the Company elects to reinstate the dividend reinvestment plan in the future, shareholders who were enrolled in the dividend reinvestment plan at its suspension and remain enrolled at reinstatement will automatically resume participation in the dividend reinvestment plan.
(b)Preferred shares
AQN is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board.
13.Shareholders’ capital (continued)
The Company has the following Cumulative Rate Reset Preferred Shares, Series A (the “Series A Shares”) and Cumulative Rate Reset Preferred Shares, Series D (the “Series D Shares”) issued and outstanding as of December 31, 2023 and 2022:

	Number of shares	Price per share	Carrying amount C$		Carrying amount $
Series A Shares	4,800,000	C$25.00	C$	116,546	$100,463
Series D Shares	4,000,000	C$25.00	C$	97,259	$83,836
					$184,299
The holders of Series A Shares are entitled to receive quarterly fixed cumulative preferential cash dividends, if, as and when declared by the Board. The dividend for each year up to, but excluding, December 31, 2023 was an annual amount of C$1.2905 per share. The dividend rate for the five-year period from, and including December 31, 2023 but excluding December 31, 2028 will be an annual amount of C$1.6440 per share. The Series A Shares dividend rate will reset on December 31, 2028 and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A Shares were redeemable at C$25 per share at the option of the Company on December 31, 2023 and are redeemable every fifth year thereafter. The holders of Series A Shares have the right to convert their shares into cumulative floating rate preferred shares, Series B, subject to certain conditions, on December 31, 2028 (or the next business day, if such day is not a business day), and every fifth year thereafter.
The holders of Series D Shares are entitled to receive fixed cumulative preferential dividends as and when declared by the Board at an annual amount of C$1.2728 per share for each year up to, but excluding, March 31, 2024. The Series D Share dividend will reset on March 31, 2024 and every five years thereafter at a rate equal to the then five-year Government of Canada bond plus 3.28%. The Series D Shares are redeemable at C$25 per share at the option of the Company on March 31, 2024 (or the next business day, if such day is not a business day) and every fifth year thereafter. Accordingly, the Series D Shares are redeemable by the Company on April 1, 2024, but the Company has elected not to exercise its redemption right. The holders of Series D Shares have the right to convert their shares into cumulative floating rate preferred shares, Series E, subject to certain conditions, on March 31, 2024 (or the next business day, if such day is not a business day), and every fifth year thereafter.
(c)Share-based compensation
For the year ended December 31, 2023, AQN recorded $11,293 (2022 - $10,920) in total share-based compensation expense as follows:

	2023	2022
Share options	$1,325	$980
Director deferred share units	949	960
Employee share purchase	897	562
Performance and restricted share units	8,122	8,418
Total share-based compensation	$11,293	$10,920
The compensation expense is recorded within operating expenses in the consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of December 31, 2023, total unrecognized compensation costs related to non-vested share-based awards are $23,883 and are expected to be recognized over a period of 1.8 years.
(i)Share option plan
The Company’s share option plan (the “Plan”) permits the grant of share options to officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 8% of the number of shares outstanding at the time the options are granted.
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(i)Share option plan (continued)
The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board (or the compensation committee of the Board (“Compensation Committee”)) from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options that is then exercisable in exchange for the “In-the-Money Amount”. In accordance with the Plan, the “In-The-Money Amount” represents the excess, if any, of the market price of a share at such time over the option price, in each case such “In-the-Money Amount” being payable by the Company in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
The Compensation Committee may accelerate the vesting of the unvested options then held by the optionee at the Compensation Committee's discretion. In the event that the Company restates its financial results, any unpaid or unexercised options may be cancelled at the discretion of the Compensation Committee in accordance with the terms of the Company’s clawback policy.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the historical volatility of the Company’s common shares.  The expected life was based on experience to date. The dividend yield rate was based upon recent historical dividends paid on AQN common shares.
The following assumptions were used in determining the fair value of share options granted:

	2023	2022
Risk-free interest rate	3.4%	1.9%
Expected volatility	27%	23%
Expected dividend yield	8.6%	4.3%
Expected life	5.50 years	5.50 years
Weighted average grant date fair value per option	$1.04	$2.44
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2022	2,040,528	C$	15.45	6.11	C$	3,145
Granted	646,090	19.11		7.22	—
Exercised	(40,074)	13.92		5.95	103
Forfeited	(19,764)	19.11		—	—
Balance, December 31, 2022	2,626,780	C$	16.02	5.63	C$	—
Granted	1,368,744	10.76		7.24	—
Exercised	—	—		—	—
Forfeited	(1,327,799)	16.55		—	—
Balance, December 31, 2023	2,667,725	C$	14.71	5.18	C$	—
Exercisable, December 31, 2023	2,621,420	C$	17.11	4.50	C$	—
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(ii)Employee share purchase plan
Under the Company’s ESPP, eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually. Common shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the purchase date on which such shares were acquired. At the Company’s option, the common shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX or NYSE by an independent broker. The aggregate number of common shares reserved for issuance from treasury by AQN under the ESPP shall not exceed 4,000,000 common shares.
The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2023, a total of 752,582 common shares (2022 - 414,338) were issued to employees under the ESPP.
(iii)Director’s deferred share units
Under the Company’s DSU plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in DSUs in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common shares. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. For the year ended December 31, 2023, a total of 181,328 DSUs (2022 - 120,513) were issued and 102,460 DSUs (2022 - 5,176) were settled in exchange for 50,677 common shares issued from treasury, and 51,783 DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. As of December 31, 2023, 724,583 (2022 - 645,714) DSUs are outstanding pursuant to the election of the directors to defer a percentage of their director’s fee in the form of DSUs. The aggregate number of common shares reserved for issuance from treasury by AQN under the DSU plan shall not exceed 1,000,000 common shares.
(iv)Performance and restricted share units
The Company offers a PSU and RSU plan to its employees as part of the Company’s long-term incentive program. PSUs have been granted annually for three-year overlapping performance cycles. The PSUs vest at the end of the three-year cycle and are calculated based on established performance criteria. At the end of the three-year performance periods, the number of common shares issued can range from 2.5% to 237% of the number of PSUs granted. RSU vesting conditions and dates vary by grant and are outlined in each award letter. RSUs are not subject to performance criteria. Dividends accumulating during the vesting period are converted to PSUs and RSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of the PSUs or RSUs have voting rights. Any PSUs or RSUs not vested at the end of a performance period will expire. The PSUs and RSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these units are accounted for as equity awards. The aggregate number of common shares reserved for issuance from treasury by AQN under the PSU and RSU plan shall not exceed 7,000,000 common shares.
Compensation expense associated with PSUs is recognized ratably over the performance period. Achievement of the performance criteria is estimated as at the consolidated balance sheet dates. Compensation cost recognized is adjusted to reflect the performance conditions estimated to date.
13.Shareholders’ capital (continued)
(c)Share-based compensation (continued)
(iv)Performance and restricted share units (continued)
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2022	2,443,672	C$	18.07	1.72	C$	44,646
Granted, including dividends	1,090,457	17.99		2.00	17,524
Exercised	(1,221,620)	12.62		—	23,636
Forfeited	(202,799)	18.94		—	418
Balance, December 31, 2022	2,109,710	C$	18.38	1.76	C$	18,608
Granted, including dividends	2,841,967	10.98		2.02	25,329
Exercised	(922,883)	18.73		—	10,125
Forfeited	(451,047)	15.07		—	3,771
Balance, December 31, 2023	3,577,747	C$	18.38	1.76	C$	29,910
Exercisable, December 31, 2023	597,363	C$	19.98	0.22	C$	4,994
(v)Bonus deferral RSUs
Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. These RSUs provide for settlement in shares, and therefore these RSUs are accounted for as equity awards. The RSUs granted are 100% vested and, therefore, compensation expense associated with these RSUs is recognized immediately upon issuance.
During the year ended December, 31, 2023, 77,981 (2022 - 55,445) bonus deferral RSUs were granted to employees of the Company. In addition, the Company settled 69,115 (2022 - 178,368) bonus deferral RSUs in exchange for 31,455 (2022 - 82,886) common shares issued from treasury, and 37,660 (2022- 95,482) RSUs were settled at their cash value as payment for tax withholdings related to the settlement of the RSUs. As of December 31, 2023, 167,352 (2022 - 158,486) bonus deferral RSUs are outstanding.